1933 Act File No.33-11410
                                      1940 Act File No.811-4533

                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 Form N-1A



Pre-Effective Amendment No.       ..............

Post-Effective Amendment No.  11   .............        X

                                   and/or



Amendment No.       ............................

                    FORTRESS MUNICIPAL INCOME FUND, INC.
             (Exact Name of Registrant as Specified in Charter)

                         Federated Investors Tower
                    Pittsburgh, Pennsylvania 15222-3779
                  (Address of Principal Executive Offices)

                               (412) 288-1900
                      (Registrant's Telephone Number)
           John W. McGonigle, Esquire, Federated Investors Tower,
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)



  immediately upon filing pursuant to paragraph (b)
  on                   pursuant to paragraph (b)
     -----------------
  60 days after filing pursuant to paragraph (a)
  on                 pursuant to paragraph (a) of Rule 485.





  intends to file the Notice required by that Rule on or about
            ; or
 -----------
  during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

                                 Copies to:

Charles H. Morin, Esquire
Dickstein, Shapiro & Morin, L.L.P.
2101 L Street, N.W.
Washington, D.C.  20037






                                       Proposed
                            Proposed   Maximum
              Amount        Maximum    AggregateAmount of
              Being       Offering Price   Offering  Registration
             Registered     Per Unit    Price*     Fee

             6,111,411       $ 10.83  $66,186,581      $100.00

















This Post-Effective Amendment No. 11 to the Registration Statement of



   1.The facing sheet to register a definite number of shares of beneficial interest, no par value, of FORTRESS MUNICIPAL INCOME FUND, INC.;

   2.The legal opinion of counsel for the Registrant, as to the legality of shares being offered; and as to the eligibility to become effective pursuant to Paragraph (b) of Rule 485; and

   3.Signature page.




Pursuant to the requirements of the Securities Act of 1933 and the Investment








                    FORTRESS MUNICIPAL INCOME FUND, INC.

        BY:  /s/Charles H. Field
           Charles H. Field, Assistant Secretary
           Attorney in Fact for John F. Donahue
           October 16, 1995

Pursuant to the requirements of the Securities Act of 1933, this Amendment to



 NAME                     TITLE              DATE

                         /s/Charles H. Field
 Charles H. Field        Attorney In Fact    October 16, 1995
 Assistant Secretary     For the Persons
                         Listed Below
 NAME                     TITLE

                         Chairman and Director
                         (Chief Executive Officer)

                         President & Director

                         Vice President and Treasurer
                         (Principal Financial and
                         Accounting Officer)

                         Director

                         Director

                         Director

                         Director

                         Director

                         Director

                         Director

                         Director

                         Director

              *          Director